Premises, Equipment and Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Premises, Equipment and Leases
Premises, Equipment and Leases

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense for 2011, 2010 and 2009 was $6.5 million, $6.1 million and $5.5 million, respectively, and is computed on the straight-line method over the estimated useful lives of the related assets as listed in the table below. The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	4 - 40
Furniture, fixtures and equipment	1 - 10
Computer equipment and software	3 - 8

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2011	2010
Land	$15,386	$15,386
Buildings	66,913	67,114
Construction in process	1,535	1,453
Leasehold improvements	2,583	2,541
Furniture, fixtures and equipment	32,073	35,095
	118,490	121,589
Less accumulated depreciation and amortization	36,376	33,427
Total	$82,114	$88,162

Land, buildings and equipment are leased under noncancelable operating lease agreements that expire at various dates through 2032. Total rental expense for operating leases in 2011, 2010 and 2009 was $3.1 million, $3.0 million and $2.9 million, respectively. At December 31, 2011 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2012	$2,599
2013	2,545
2014	2,399
2015	2,352
2016	2,255
Thereafter	19,983
Total minimum lease payments	$32,133